Offerings	Dec. 22, 2025 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock
Amount Registered | shares	7,727,738
Maximum Aggregate Offering Price	$ 8,693,705.25
Fee Rate	0.01381%
Amount of Registration Fee	$ 1,200.60
Offering Note

(1)	Pursuant to Rule 416, the securities being registered hereunder also include such indeterminable number of additional securities as may be issued to prevent dilution as a result of stock splits, stock dividends, or similar transactions.

(2)	Amount registered consists of up to a total of 7,765,238 shares of Company common stock, including: (i) 120,000 shares of common stock issuable upon conversion of Series A-1, (ii) 2,103,040 shares of common stock issuable upon conversion of Series B, (iii) up to 75,000 shares of common stock which may be exercised upon the conversion of the Warrants, and (iv) up to 5,467,198 shares of common stock issuable upon conversion of the Notes.

(3)	Estimated in accordance with Rule 457(c), solely for the purpose of calculating the registration fee based on the average of the high and low prices of the Common Stock as reported on the NYSE American on December 17, 2025.

(4)	Estimated in accordance with Rule 457(g), solely for the purpose of calculating the registration fee, based on the maximum offering price per share of common stock issuable upon exercise of the Class B Warrants, which are exercisable at $4.00 per share.

Offering: 2
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Warrants to Purchase Common Stock
Amount Registered | shares	37,500
Maximum Aggregate Offering Price	$ 150,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 20.72
Offering Note

(1)	Pursuant to Rule 416, the securities being registered hereunder also include such indeterminable number of additional securities as may be issued to prevent dilution as a result of stock splits, stock dividends, or similar transactions.

(2)	Amount registered consists of up to a total of 7,765,238 shares of Company common stock, including: (i) 120,000 shares of common stock issuable upon conversion of Series A-1, (ii) 2,103,040 shares of common stock issuable upon conversion of Series B, (iii) up to 75,000 shares of common stock which may be exercised upon the conversion of the Warrants, and (iv) up to 5,467,198 shares of common stock issuable upon conversion of the Notes.

(3)	Estimated in accordance with Rule 457(c), solely for the purpose of calculating the registration fee based on the average of the high and low prices of the Common Stock as reported on the NYSE American on December 17, 2025.

(4)	Estimated in accordance with Rule 457(g), solely for the purpose of calculating the registration fee, based on the maximum offering price per share of common stock issuable upon exercise of the Class B Warrants, which are exercisable at $4.00 per share.